Other Receivables, Net (Restated) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020		Jun. 30, 2019
Schedule of other receivables [Abstract]
Advances to customers	$ 10,409,480 [1]	$ 10,004,893	[1],[2]	$ 4,237,270	[2]
Employee business advances	7,227	51,334		54,953
Security deposit				43,492
Total	10,416,707	10,056,227		4,335,715
Less: allowances for doubtful accounts	(10,409,792)	(10,005,193)
Other receivables, net	$ 6,915	$ 51,034		$ 4,335,715

[1]	As of September 30 and June 30, 2020, the Company entered into certain contracts with customers (state-owned entities) where the Company's services included freight costs and cost of commodities to be shipped to customers' designated locations. The Company prepaid the costs of commodities and recognized as advance payments on behalf of its customers. These advance payments on behalf of the customers will be repaid to the Company when either the contract terms are expired or the contracts are terminated by the Company. As aforementioned customers were negatively impacted by the pandemic and required additional time to execute existing contracts, they required additional time to pay. Due to significant uncertainty on whether the delayed contracts will be executed timely. As such, the Company had provided an allowance due to contract delay and recorded allowances of approximately $10.0 million.
[2]	As of June 30, 2020, the Company entered into certain contracts with customers (state-owned entities) where the Company's services included freight costs and cost of commodities to be shipped to customers' designated locations. The Company prepaid the costs of commodities and recognized as advance payments on behalf of its customers. These advance payments on behalf of the customers will be repaid to the Company when either the contract terms are expired or the contracts are terminated by the Company. As our customers were negatively impacted by the pandemic and required additional time to execute existing contracts, they required additional time to pay. Due to significant uncertainty on whether the delayed contracts will be executed timely. As such, the Company provided an allowance due to contract delay and recorded allowances of approximately $10.0 million.